Schedule of investments
Delaware Emerging Markets Fund	February 29, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.49%Δ
Argentina − 0.51%
Cablevision Holding GDR	443,972	$ 1,636,692
Cresud ADR	1,676,544	13,127,339
Grupo Clarin GDR Class B 144A #, †	131,213	408,697
IRSA Inversiones y Representaciones ADR	1,424,788	11,042,105
		26,214,833
Australia − 0.05%
Woodside Energy Group ADR	137,332	2,708,187
		2,708,187
Bahrain − 0.07%
Aluminium Bahrain GDR 144A #	221,400	3,376,793
		3,376,793
Brazil − 5.08%
Atacadao	500,000	1,214,017
Banco Bradesco ADR	14,200,000	39,476,000
Banco Santander Brasil ADR	2,751,128	15,681,429
BRF ADR †	6,850,000	20,961,000
Centrais Eletricas Brasileiras ADR	989,541	8,658,484
Embraer ADR †	420,704	8,199,521
Itau Unibanco Holding ADR	5,952,439	40,595,634
Rumo	1,905,351	8,700,583
Telefonica Brasil ADR	2,050,000	22,406,500
TIM ADR	1,244,820	23,016,722
Vale ADR	5,000,000	67,050,000
XP Class A	211,715	5,004,943
		260,964,833
Chile − 0.87%
Cia Cervecerias Unidas ADR	410,528	4,774,441
Sociedad Quimica y Minera de Chile ADR	800,000	39,776,000
		44,550,441
China − 18.52%
Alibaba Group Holding	2,300,000	21,145,471
Alibaba Group Holding ADR	1,940,000	143,618,200
Baidu ADR †	420,000	42,558,600
BeiGene †	1,615,700	20,801,726
China Petroleum & Chemical Class H	30,000,000	16,528,603
China Tower Class H 144A #	30,000,000	3,636,244
DiDi Global ADR †	1,278,300	4,819,191
Full Truck Alliance ADR †	300,000	1,980,000
Guangshen Railway Class H †	11,000,000	2,274,952
NQ- 019 [0224] 0424 (3502126)    1

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Hengan International Group	1,356,500	$ 4,181,009
Innovent Biologics 144A #, †	1,880,000	10,138,277
iQIYI ADR †	1,450,000	5,350,500
JD.com ADR	2,080,000	47,049,600
Joinn Laboratories China Class H 144A #	120,187	152,093
Kangji Medical Holdings	3,000	2,442
Kunlun Energy	21,000,000	17,902,793
Kweichow Moutai Class A	650,000	152,761,710
Meituan Class B 144A #, †	500,000	5,076,085
New Oriental Education & Technology Group ADR †	400,000	37,412,000
PetroChina Class H	18,000,000	14,117,619
Sohu.com ADR †	2,219,642	19,887,992
Sun Art Retail Group	15,079,500	2,600,111
TAL Education Group ADR †	1,030,000	15,171,900
Tencent Holdings	2,984,000	104,531,413
Tencent Music Entertainment Group ADR †	950,000	9,946,500
Tianjin Development Holdings	15,885,550	3,061,006
Tingyi Cayman Islands Holding	13,000,000	14,456,722
Trip.com Group ADR †	582,400	25,899,328
Tsingtao Brewery Class H	7,000,000	44,791,071
Uni-President China Holdings	31,186,000	18,720,761
Weibo ADR	1,450,000	13,224,000
Wuliangye Yibin Class A	6,500,000	128,116,848
		951,914,767
Hong Kong − 0.25%
Vinda International Holdings	4,300,000	12,734,667
		12,734,667
India − 16.74%
Aurobindo Pharma	1,500,000	18,594,798
BSE	402,650	11,501,634
Glenmark Pharmaceuticals	1,167,988	13,035,662
HCL Technologies	1,800,000	36,072,327
Indiabulls Real Estate GDR †	102,021	146,973
Infosys	2,640,000	53,128,661
Jio Financial Services †	14,500,000	54,131,415
Lupin	2,500,000	48,902,156
Reliance Industries	10,500,000	369,550,104
Reliance Industries GDR 144A #	2,340,879	166,710,670
Tata Chemicals	1,866,909	21,091,933
Tata Consultancy Services	198,078	9,771,405
2    NQ- 019 [0224] 0424 (3502126)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Tata Consumer Products	2,128,276	$ 30,521,385
United Breweries	1,000,000	20,477,837
Zee Entertainment Enterprises †	3,530,000	6,832,828
		860,469,788
Indonesia − 1.17%
Astra International	180,000,000	59,921,700
		59,921,700
Malaysia − 0.07%
UEM Sunrise	17,000,000	3,735,185
		3,735,185
Mexico − 5.24%
America Movil ADR	1,369,199	25,617,713
Cemex ADR †	5,100,000	38,964,000
Coca-Cola Femsa ADR	300,000	29,115,000
Fomento Economico Mexicano ADR	688,329	85,517,995
Grupo Financiero Banorte Class O	4,000,000	41,374,657
Grupo Televisa ADR	6,017,000	17,990,830
Ollamani SAB †	1,504,250	2,518,814
Sitios Latinoamerica †	1,369,199	490,025
Wal-Mart de Mexico	7,000,000	27,960,163
		269,549,197
Netherlands − 0.01%
VEON ADR †	29,290	763,004
		763,004
Peru − 1.11%
Cia de Minas Buenaventura ADR	3,217,400	48,582,740
Credicorp	50,000	8,544,000
		57,126,740
Republic of Korea − 25.88%
Kakao	200,000	8,027,603
Kakaopay †	100,000	3,314,412
KB Financial Group ADR	245,928	11,644,691
LG Uplus	2,403,542	18,641,810
Lotte	300,000	6,806,021
Lotte Chilsung Beverage	44,000	4,151,042
Lotte Wellfood	60,000	5,915,591
Samsung C&T	80,000	9,418,713
Samsung Electronics	5,200,000	287,003,181
NQ- 019 [0224] 0424 (3502126)    3

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
Samsung Life Insurance	360,939	$ 26,273,093
Shinhan Financial Group	300,000	9,806,879
SK Hynix	3,490,000	411,416,828
SK Square †	7,031,497	368,961,600
SK Telecom	2,175,168	86,102,462
SK Telecom ADR	3,312,676	72,547,604
		1,330,031,530
Russia − 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Etalon Group GDR 144A #, =, †	1,616,300	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK GDR =, †	551,200	0
Yandex Class A =, †	920,000	0
		0
Saudi Arabia − 0.50%
Saudi Arabian Oil 144A #	3,022,827	25,557,638
		25,557,638
South Africa − 0.28%
Naspers Class N	86,398	14,212,606
		14,212,606
Taiwan − 19.50%
FIT Hon Teng 144A #, †	38,000,000	4,978,716
MediaTek	8,800,000	317,559,620
Taiwan Semiconductor Manufacturing	31,000,000	679,350,176
		1,001,888,512
Turkey − 1.34%
Akbank	19,500,000	25,961,289
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	224,130
Turk Telekomunikasyon †	951,192	977,643
Turkcell Iletisim Hizmetleri	2,427,827	5,204,458
Turkcell Iletisim Hizmetleri ADR	4,449,485	23,982,724
Turkiye Sise ve Cam Fabrikalari	7,651,443	12,524,658
		68,874,902
4    NQ- 019 [0224] 0424 (3502126)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 0.07%
Griffin Mining †	3,056,187	$ 3,809,602
		3,809,602
United States − 1.23%
Micron Technology	700,000	63,427,000
		63,427,000
Total Common Stocks (cost $4,624,382,521)		5,061,831,925

Preferred Stocks – 2.15%Δ
Brazil − 1.05%
Braskem Class A †, ω	1,470,000	6,192,151
Petroleo Brasileiro ADR ω	2,500,000	40,425,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 3.06% ω	3,235,733	7,159,997
		53,777,148
Republic of Korea − 1.10%
Samsung Electronics 2.31% ω	1,183,100	56,654,729
		56,654,729
Russia − 0.00%
Transneft PJSC =, ω	12,000	0
		0
Total Preferred Stocks (cost $66,489,867)		110,431,877

Rights – 0.02%
Brazil − 0.02%
AES Brasil Energia †	518,861	1,092,811
Total Rights (cost $1,572,319)		1,092,811

Warrants – 0.02%
Argentina − 0.02%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	1,637,840	900,812
Total Warrants (cost $0)		900,812

NQ- 019 [0224] 0424 (3502126)    5

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number ofshares	Value (US $)

Exchange-Traded Fund – 0.21%
iShares MSCI Turkey ETF	290,275	$ 10,882,410
Total Exchange-Traded Fund (cost $13,207,352)		10,882,410

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0
Total Value of Securities−100.89% (cost $4,714,211,115)		5,185,139,835
Liabilities Net of Receivables and Other Assets — (0.89%)		(45,927,381)
Net Assets Applicable to 253,605,884 Shares Outstanding — 100.00%	$5,139,212,454
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $220,035,213, which represents 4.28% of the Fund’s net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ- 019 [0224] 0424 (3502126)